Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
A summary of the components of accrued liabilities are as follows:

	As of March 31,	As of December 31,
	2020	2019	2018
	(Unaudited)
	(In thousands)
Accrued payroll	$2,867	$2,027	$3,386
Accrued vacation	3,113	2,797	2,717
Accrued bonus	1,725	6,502	5,828
Other accrued expenses	10,806	10,951	6,235
Total accrued liabilities	$18,511	$22,277	$18,166